UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1810

                             Oppenheimer Global Fund
                             -----------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.9%
--------------------------------------------------------------------------------
AUTOMOBILES--2.7%
Bayerische Motoren Werke (BMW) AG                   2,840,850    $  177,168,006
--------------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG, Preference         895,898        47,108,149
--------------------------------------------------------------------------------
Porsche Automobil Holding                              66,059       132,430,313
--------------------------------------------------------------------------------
Toyota Motor Corp.                                  2,048,812       110,450,578
                                                                 ---------------
                                                                    467,157,046
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.9%
Aristocrat Leisure Ltd.                               871,867         8,561,604
--------------------------------------------------------------------------------
Carnival Corp.                                      4,660,832       207,360,416
--------------------------------------------------------------------------------
International Game Technology                       2,563,461       112,612,842
--------------------------------------------------------------------------------
McDonald's Corp.                                    2,501,800       147,381,038
--------------------------------------------------------------------------------
Shuffle Master, Inc. 1                              1,300,000        15,587,000
                                                                 ---------------
                                                                    491,502,900
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.7%
Sony Corp.                                          5,354,428       291,030,415
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Sega Sammy Holdings, Inc.                           2,342,200        29,251,252
--------------------------------------------------------------------------------
MEDIA--4.6%
Dish TV India Ltd. 1                               10,934,339        28,261,817
--------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                    6,943,888       165,056,218
--------------------------------------------------------------------------------
Pearson plc                                         4,918,347        71,511,369
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                     42,077,323       127,494,289
--------------------------------------------------------------------------------
Walt Disney Co. (The)                               5,406,100       174,508,908
--------------------------------------------------------------------------------
Wire & Wireless India Ltd. 1                        9,886,622        24,641,450
--------------------------------------------------------------------------------
WPP Group plc                                       6,241,370        79,733,810
--------------------------------------------------------------------------------
Zee  Entertainment Enterprises Ltd.                13,014,320       107,946,573
                                                                 ---------------
                                                                    779,154,434
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.7%
H&M Hennes & Mauritz AB, Cl. B                      5,128,006       309,851,986
--------------------------------------------------------------------------------
Industria de Diseno Textil SA                       2,755,000       167,217,196
--------------------------------------------------------------------------------
Tiffany & Co.                                       3,498,978       161,057,957
                                                                 ---------------
                                                                    638,127,139
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.1%
Bulgari SpA                                         5,978,800        83,040,132
--------------------------------------------------------------------------------
Burberry Group plc                                  6,030,519        67,741,283
--------------------------------------------------------------------------------
Coach, Inc. 1                                       1,325,800        40,542,964
--------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                   2,130,510       255,620,161
--------------------------------------------------------------------------------
Tod's SpA                                           1,077,204        75,150,168
                                                                 ---------------
                                                                    522,094,708
CONSUMER STAPLES--8.6%
--------------------------------------------------------------------------------
BEVERAGES--2.5%
Companhia de Bebidas das Americas, ADR,
Preference                                          1,780,110       126,441,213
--------------------------------------------------------------------------------
Diageo plc                                          4,217,529        90,083,114
--------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD           33,465,438       128,089,152
--------------------------------------------------------------------------------
Grupo Modelo SA de CV, Series C                    15,408,976        73,425,843
                                                                 ---------------
                                                                    418,039,322


                           1 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
Seven & I Holdings Co. Ltd.                         1,937,863    $   56,442,365
--------------------------------------------------------------------------------
Tesco plc                                          18,027,540       169,860,785
--------------------------------------------------------------------------------
Wal-Mart  Stores, Inc.                              3,363,500       159,867,155
                                                                 ---------------
                                                                    386,170,305
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury Schweppes plc                              14,164,975       176,191,220
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.8%
Colgate-Palmolive Co.                               2,018,200       157,338,872
--------------------------------------------------------------------------------
Hindustan Unilever Ltd.                            18,225,796        98,778,915
--------------------------------------------------------------------------------
Reckitt Benckiser Group plc                         3,902,709       224,968,182
                                                                 ---------------
                                                                    481,085,969
ENERGY--6.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.4%
Technip SA                                          2,298,560       181,476,792
--------------------------------------------------------------------------------
Transocean, Inc.                                    1,581,258       226,357,083
                                                                 ---------------
                                                                    407,833,875
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.7%
BP plc, ADR                                         1,980,458       144,910,112
--------------------------------------------------------------------------------
Chevron Corp.                                       1,603,116       149,618,816
--------------------------------------------------------------------------------
Husky Energy, Inc.                                  5,016,766       225,093,174
--------------------------------------------------------------------------------
Total SA                                            1,288,222       106,849,494
                                                                 ---------------
                                                                    626,471,596
FINANCIALS--13.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.9%
3i Group plc                                        2,066,240        40,975,862
--------------------------------------------------------------------------------
Credit Suisse Group                                 4,101,598       246,486,784
--------------------------------------------------------------------------------
Northern Trust Corp.                                2,617,344       200,436,204
                                                                 ---------------
                                                                    487,898,850
--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.3%
BNP Paribas SA                                        578,270        62,052,690
--------------------------------------------------------------------------------
HSBC Holdings plc                                   9,463,550       158,247,804
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                      1,078,400        66,321,600
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)             21,610,134       193,858,307
--------------------------------------------------------------------------------
Societe Generale, Cl. A                             1,021,315       145,706,556
--------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                  13,448       100,225,212
                                                                 ---------------
                                                                    726,412,169
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
Credit Saison Co. Ltd.                              3,133,156        85,627,409
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.8%
Investor AB, B Shares                               5,855,746       131,737,573
--------------------------------------------------------------------------------
INSURANCE--5.2%
ACE Ltd.                                            1,799,251       111,157,727
--------------------------------------------------------------------------------
AFLAC, Inc.                                         2,141,000       134,090,830
--------------------------------------------------------------------------------
Allianz SE                                          1,059,411       226,401,652
--------------------------------------------------------------------------------
American International Group, Inc.                  2,833,800       165,210,540
--------------------------------------------------------------------------------
Prudential plc                                     11,154,969       156,459,676
--------------------------------------------------------------------------------
Sony Financial Holdings, Inc. 1                         6,925        26,361,191
--------------------------------------------------------------------------------


                           2 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INSURANCE CONTINUED
XL Capital Ltd., Cl. A                              1,473,000    $   74,106,630
                                                                 ---------------
                                                                    893,788,246
HEALTH CARE--6.7%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.3%
Acadia Pharmaceuticals, Inc. 1                      1,335,500        14,783,985
--------------------------------------------------------------------------------
Basilea Pharmaceutica AG 1                             96,437        18,651,537
--------------------------------------------------------------------------------
Genentech, Inc. 1                                     863,952        57,945,261
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                             3,726,804       171,470,252
--------------------------------------------------------------------------------
InterMune, Inc. 1                                   1,214,900        16,194,617
--------------------------------------------------------------------------------
NicOx SA 1                                            949,512        15,091,211
--------------------------------------------------------------------------------
Pharmion Corp. 1                                      399,700        25,125,142
--------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1                     801,562        19,357,722
--------------------------------------------------------------------------------
Seattle Genetics, Inc. 1                            1,845,268        21,036,055
--------------------------------------------------------------------------------
Theravance, Inc. 1                                  1,861,200        36,293,400
                                                                 ---------------
                                                                    395,949,182
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Hospira, Inc. 1                                       459,300        19,584,552
--------------------------------------------------------------------------------
Smith & Nephew plc                                  7,468,357        85,677,962
--------------------------------------------------------------------------------
Swiss Medical SA 1,2,3                                960,000        17,438,476
                                                                 ---------------
                                                                    122,700,990
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Nektar Therapeutics 1                               1,260,528         8,458,143
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.6%
Chugai Pharmaceutical Co. Ltd.                      2,959,082        42,446,936
--------------------------------------------------------------------------------
Johnson & Johnson                                     661,400        44,115,380
--------------------------------------------------------------------------------
Roche Holding AG                                    1,205,648       208,105,144
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                   2,052,313       187,255,169
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                 7,750,380       137,233,284
                                                                 ---------------
                                                                    619,155,913
INDUSTRIALS--14.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.4%
Boeing Co.                                            938,584        82,088,557
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR           3,729,996       170,050,518
--------------------------------------------------------------------------------
European Aeronautic Defense & Space Co.             5,747,128       182,130,049
--------------------------------------------------------------------------------
Lockheed Martin Corp.                               1,053,610       110,902,989
--------------------------------------------------------------------------------
Northrop Grumman Corp.                              1,168,600        91,898,704
--------------------------------------------------------------------------------
Raytheon Co.                                        1,932,084       117,277,499
                                                                 ---------------
                                                                    754,348,316
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.8%
TNT NV                                              2,205,800        91,628,894
--------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                    584,113        41,308,471
                                                                 ---------------
                                                                    132,937,365
--------------------------------------------------------------------------------
BUILDING PRODUCTS--1.1%
Assa Abloy AB, Cl. B                                9,219,071       183,364,818
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Experian Group Ltd.                                 5,490,975        43,545,291
--------------------------------------------------------------------------------


                           3 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                           SHARES              VALUE
-------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Secom Co. Ltd.                                          1,869,000   $    102,381,119
                                                                    -----------------
                                                                         145,926,410
-------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.7%
Emerson Electric Co.                                    3,874,620        219,535,969
-------------------------------------------------------------------------------------
Mitsubishi Electric Corp.                               6,538,000         67,629,443
                                                                    -----------------
                                                                         287,165,412
-------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.9%
3M Co.                                                  2,087,000        175,975,840
-------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV              5,266,921        227,858,851
-------------------------------------------------------------------------------------
Siemens AG                                              2,786,387        434,904,953
                                                                    -----------------
                                                                         838,739,644
-------------------------------------------------------------------------------------
MACHINERY--0.3%
Fanuc Ltd.                                                486,100         47,415,887
INFORMATION TECHNOLOGY--25.8%
-------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.8%
Cisco Systems, Inc. 1                                   2,859,399         77,403,931
-------------------------------------------------------------------------------------
Corning, Inc.                                           8,294,898        198,994,603
-------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                9,202,992        305,539,334
-------------------------------------------------------------------------------------
Tandberg ASA                                            4,558,762         93,868,435
-------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares             207,926,036        485,993,958
                                                                    -----------------
                                                                       1,161,800,261
-------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.8%
Hoya Corp.                                              3,827,716        122,168,450
-------------------------------------------------------------------------------------
Keyence Corp.                                             377,551         92,637,835
-------------------------------------------------------------------------------------
Kyocera Corp.                                             929,300         81,439,370
-------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                           2,319,204        134,735,897
-------------------------------------------------------------------------------------
Nidec Corp.                                               642,308         47,680,744
                                                                    -----------------
                                                                         478,662,296
-------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.6%
eBay, Inc. 1                                            8,264,808        274,308,978
-------------------------------------------------------------------------------------
IT SERVICES--2.4%
Automatic Data Processing, Inc.                         4,422,400        196,929,472
-------------------------------------------------------------------------------------
Infosys Technologies Ltd.                               4,649,593        207,546,738
                                                                    -----------------
                                                                         404,476,210
-------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.6%
Advanced Micro Devices, Inc. 1                         10,723,842         80,428,815
-------------------------------------------------------------------------------------
Altera Corp.                                            5,381,718        103,974,792
-------------------------------------------------------------------------------------
Cree, Inc. 1                                            3,708,468        101,871,616
-------------------------------------------------------------------------------------
Linear Technology Corp.                                 2,225,030         70,822,705
-------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                         4,964,155        131,450,824
-------------------------------------------------------------------------------------
MediaTek, Inc.                                         12,707,615        163,148,434
-------------------------------------------------------------------------------------
Samsung Electronics Co.                                   150,494         88,862,718
-------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.            51,756,973         98,206,556
-------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 1      4,256,372         42,393,465
-------------------------------------------------------------------------------------
Xilinx, Inc.                                            3,595,800         78,640,146
                                                                    -----------------
                                                                         959,800,071


                           4 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                           SHARES              VALUE
-------------------------------------------------------------------------------------
SOFTWARE--6.6%
Adobe Systems, Inc. 1                                   4,932,454   $    210,763,759
-------------------------------------------------------------------------------------
Enix Corp.                                              2,500,000         76,654,115
-------------------------------------------------------------------------------------
Intuit, Inc. 1                                          6,183,400        195,457,274
-------------------------------------------------------------------------------------
Microsoft Corp.                                         9,080,102        323,251,631
-------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                         174,500        106,113,493
-------------------------------------------------------------------------------------
SAP AG                                                  4,090,629        211,515,305
                                                                    -----------------
                                                                       1,123,755,577
MATERIALS--0.3%
-------------------------------------------------------------------------------------
CHEMICALS--0.3%
Praxair, Inc.                                             666,100         59,089,731

TELECOMMUNICATION SERVICES--4.5%
-------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.5%
KDDI Corp.                                                 24,477        182,579,021
-------------------------------------------------------------------------------------
SK Telecom Co. Ltd. ADR                                 5,524,136        164,840,218
-------------------------------------------------------------------------------------
Vodafone Group plc                                    110,801,289        412,065,720
                                                                    -----------------
                                                                         759,484,959

UTILITIES--1.0%
-------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Fortum Oyj                                              3,753,300        167,724,915
                                                                    -----------------
Total Common Stocks (Cost $11,570,534,777)                            16,964,839,506

-------------------------------------------------------------------------------------
INVESTMENT COMPANIES--0.2%
-------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E,
5.03%3,4 (Cost $25,115,963)                            25,115,963         25,115,963
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $11,595,650,740)           99.8%    16,989,955,469
-------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                               0.2         39,738,415
                                                      -------------------------------
NET ASSETS                                                  100.0%  $ 17,029,693,884
                                                      ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2007 was $17,438,476, which represents 0.10% of the Fund's net assets, all of which is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                       ACQUISITION                                   UNREALIZED
SECURITY                     DATES           COST          VALUE   DEPRECIATION
--------------------------------------------------------------------------------
                          5/19/94-
Swiss Medical SA           7/10/02   $ 30,390,000   $ 17,438,476   $ 12,951,524

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES         GROSS         GROSS              SHARES
                                                     SEPTEMBER 30, 2007     ADDITIONS    REDUCTIONS   DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           34,066,752   651,458,354   660,409,143          25,115,963
Swiss Medical SA                                                960,000             -             -             960,000

                                                                       DIVIDEND
                                                              VALUE      INCOME
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E     $ 25,115,963   $ 781,607
Swiss Medical SA                                         17,438,476           -
                                                       -------------------------
                                                       $ 42,554,439   $ 781,607
                                                       =========================


                           5 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

4. Rate shown is the 7-day yield as of December 31, 2007.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                              VALUE   PERCENT
--------------------------------------------------------------------------------
United States                                         $  5,660,503,943     33.3%
United Kingdom                                           2,072,285,206     12.2
Japan                                                    1,940,504,016     11.4
Germany                                                  1,229,528,378      7.2
Sweden                                                   1,110,948,335      6.5
France                                                     954,052,073      5.6
India                                                      533,497,093      3.1
The Netherlands                                            501,617,794      3.0
Switzerland                                                473,243,465      2.8
Cayman Islands                                             411,621,440      2.4
Mexico                                                     366,571,213      2.2
Taiwan                                                     303,748,455      1.8
Brazil                                                     296,491,731      1.7
Korea, Republic of South                                   253,702,936      1.5
Canada                                                     225,093,174      1.3
Finland                                                    167,724,915      1.0
Spain                                                      167,217,196      1.0
Italy                                                      158,190,300      0.9
Norway                                                      93,868,435      0.6
Jersey, Channel Islands                                     43,545,291      0.3
Argentina                                                   17,438,476      0.1
Australia                                                    8,561,604      0.1
                                                      --------------------------
Total                                                 $ 16,989,955,469    100.0%
                                                      ==========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.


                           6 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $ 11,595,650,740
Federal tax cost of other investments                       30,892,571
                                                      ----------------


                           7 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      -----------------
Total federal tax cost                                $ 11,626,543,311
                                                      =================

Gross unrealized appreciation                         $  5,765,184,716
Gross unrealized depreciation                             (369,042,703)
                                                      -----------------
Net unrealized appreciation                           $  5,396,142,013
                                                      =================


                           8 | OPPENHEIMER GLOBAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008